TRADE AND OTHER PAYABLES (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Trade and other payables [abstract]
Trade payables and accruals	R 348.0	R 324.4
Accrued leave pay	46.9	39.0
Provision for short term performance based incentives	50.5	32.5
Payroll Accruals	33.4	23.3
Total trade and other current payables	478.8	419.2
Interest relating to trade payables and accruals included in profit or loss	(1.9)	(2.0)
Sibanye stillwater [member]
RELATED PARTY BALANCES
Amounts payable, related party transactions	14.0	4.1
Rand Refinery Proprietary Limited ("Rand Refinery") [member]
RELATED PARTY BALANCES
Amounts payable, related party transactions	R 0.2	R 0.2